UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-21486
                                    811-21538

Name of Fund:  BlackRock Commodity Strategies Fund
               Master Commodity Strategies LLC

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 11/30/2007

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments


BlackRock Commodity Strategies Fund

Schedule of Investments as of August 31, 2007 (Unaudited)
                                       Beneficial
                                         Interest   Mutual Funds                                                          Value
                                   $  45,164,323   Master Commodity Strategies LLC                                  $  44,789,638

                                                   Total Investments (Cost - $44,155,618) - 100.1%                     44,789,638
                                                   Liabilities in Excess of Other Assets - (0.1%)                        (30,124)
                                                                                                                    -------------
                                                   Net Assets - 100.0%                                              $  44,759,514
                                                                                                                    =============


Master Commodity Strategies LLC

Schedule of Investments as of August 31, 2007 (Unaudited)
                                            Face
                                          Amount    Asset-Backed Securities +                                            Value
                                                    Ameriquest Mortgage Securities, Inc. (a):
                                   $   1,000,000        Series 2004-IA1 Class M4, 7.005% due 9/25/2034              $     931,577
                                       1,500,000        Series 2004-R1 Class M2, 6.085% due 2/25/2034                   1,395,229
                                         325,401    Amortizing Residential Collateral Trust Series 2002-
                                                    BC3 Class M2, 6.605% due 6/25/2032 (a)                                184,666
                                       1,000,000    Bear Stearns Asset Backed Securities, Inc. Series
                                                    2004-FR3 Class M2, 6.675% due 10/25/2034 (a)                          740,471
                                                    Countrywide Asset Backed Certificates (a):
                                         206,919        Series 2003-2 Class M1, 6.205% due 6/26/2033                      194,584
                                       1,000,000        Series 2004-5 Class M2, 6.175% due 7/25/2034                      935,882
                                       2,000,000    Fremont Home Loan Trust Series 2004-3 Class M2,
                                                    6.205% due 11/25/2034 (a)                                           1,648,838
                                          61,424    GSAA Home Equity Trust Series 2006-8N Class N1,
                                                    6% due 10/26/2036                                                      58,353
                                       1,000,000    Master Asset Backed Securities Trust Series 2004-
                                                    HE1 Class M5, 6.855% due 9/25/2034 (a)                                859,200
                                         500,000    Residential Asset Mortgage Products, Inc. Series
                                                    2004-RZ4 Class M3, 6.405% due 12/25/2034 (a)                          404,169
                                          32,820    Wachovia Asset Securitization, Inc. Series 2003-HE1
                                                    Class A1, 5.795% due 3/25/2033 (a)                                     32,474
                                         459,000    Wells Fargo Home Equity Trust Series 2004-2 Class
                                                    M5, 6.755% due 11/25/2033 (a)                                         426,388

                                                    Total Asset-Backed Securities
                                                    (Cost - $9,087,411) - 16.1%                                         7,811,831


Industry                                            Corporate Bonds
Aerospace & Defense - 0.0%                20,000    L-3 Communications Corp. Series B, 6.375% due 10/15/2015               19,350

Capital Markets - 2.9%                   375,000    Credit Suisse Guernsey Ltd. Series 1, 6.248% (a)(g)                   366,720
                                         330,000    Goldman Sachs Capital III Series F, 6.35% (a)(g)                      299,528
                                         230,000    Lehman Brothers Holdings Capital Trust V,
                                                    6.371% (a)(g)                                                         206,469
                                                    Morgan Stanley:
                                         100,000        5.61% due 1/09/2012 (a)                                            97,887
                                         200,000        5.625% due 1/09/2012                                              200,221
                                         175,000        6.25% due 8/28/2017                                               176,815
                                          60,000    UBS Preferred Funding Trust I, 8.622% (a)(g)                           65,665
                                                                                                                    -------------
                                                                                                                        1,413,305

Commercial Banks - 1.0%                  325,000    Glitnir Banki HF, 5.62% due 4/20/2010 (a)(e)                          324,503
                                         150,000    Wachovia Corp., 5.75% due 6/15/2017                                   149,123
                                                                                                                    -------------
                                                                                                                          473,626

Commercial Services &                     50,000    West Corp., 9.50% due 10/15/2014                                       50,250
Supplies - 0.1%

Diversified Financial                    100,000    Ford Motor Credit Co. LLC, 7.80% due 6/01/2012                         92,130
Services - 18.6%                          35,000    General Motors Acceptance Corp., 6.75% due 12/01/2014                  29,703
                                       8,000,000    Natixis Financial Products, Inc., 5.299%
                                                    due 9/22/2008 (a)(e)                                                8,873,600
                                                                                                                    -------------
                                                                                                                        8,995,433

Diversified Telecommunication             75,000    Cincinnati Bell, Inc., 7.25% due 7/15/2013                             74,437
Services - 0.7%                           50,000    Citizens Communications Co., 6.25% due 1/15/2013                       48,000
                                                    Qwest Corp.:
                                          50,000        8.875% due 3/15/2012                                               54,125
                                         145,000        6.50% due 6/01/2017 (e)                                           140,650
                                                                                                                    -------------
                                                                                                                          317,212

Electronic Equipment &                    75,000    NXP BV, 8.11% due 10/15/2013 (a)                                       67,969
Instruments - 0.1%

Hotels, Restaurants &                     75,000    MGM Mirage, 5.875% due 2/27/2014                                       68,812
Leisure - 0.1%

Media - 2.0%                              10,000    CSC Holdings, Inc. Series B, 8.125% due 7/15/2009                      10,075
                                         110,000    Cablevision Systems Corp. Series B, 9.82%
                                                    due 4/01/2009 (a)                                                     112,750
                                         245,000    Charter Communications Holdings II LLC, 10.25%
                                                    due 9/15/2010                                                         247,450
                                         230,000    Comcast Corp., 6.50% due 1/15/2017                                    236,085
                                          50,000    Intelsat Bermuda Ltd., 11.25% due 6/15/2016                            52,312
                                         300,000    Time Warner Cable, Inc., 5.40% due 7/02/2012 (e)                      296,486
                                                                                                                    -------------
                                                                                                                          955,158

Metals & Mining - 0.3%                              Freeport-McMoRan Copper & Gold, Inc.:
                                          45,000        8.25% due 4/01/2015                                                47,700
                                          95,000        8.375% due 4/01/2017                                              101,175
                                                                                                                    -------------
                                                                                                                          148,875

Oil, Gas & Consumable                     55,000    Peabody Energy Corp., 7.375% due 11/01/2016                            55,412
Fuels - 0.1%
                                                    Total Corporate Bonds  (Cost - $11,816,051) - 25.9%                12,565,402



                                                    Structured Notes
Diversified Financial                  8,000,000    AIG-FP Structured Finance (Cayman) Limited
Services - 16.5%                                    (Goldman Sachs Commodity Index Total Return
                                                    Linked Notes), 5.343% due 5/12/2008 (f)                             7,967,305

                                                    Total Structured Notes  (Cost - $8,000,000) - 16.5%                 7,967,305


                                                    Government Agency Mortgage-Backed Securities +
                                                    Fannie Mae Guaranteed Pass-Through Certificates:
                                       6,300,000        5.50% due 9/15/2037                                             6,152,341
                                       1,400,000        6.00% due 9/15/2037                                             1,398,250
                                         413,193    Freddie Mac Mortgage Participation Certificates,
                                                    6.02% due 9/01/2036                                                   412,730
                                       1,600,000    Ginnie Mae MBS Certificates, 6.00% due 9/15/2037                    1,607,501

                                                    Total Government Agency Mortgage-Backed
                                                    Securities  (Cost - $9,501,074) - 19.8%                             9,570,822

Collateralized Mortgage                             Fannie Mae Trust Class 2 (c):
Obligations - 4.9%                     2,150,891        Series 360, 5% due 8/01/2035                                      560,836
                                         745,814        Series 377, 5% due 10/01/2036                                     198,374
                                                    Freddie Mac Multiclass Certificates (a):
                                       4,798,428        Series 3295 Class SA, 0.78% due 3/15/2037                         196,423
                                       3,575,641        Series 3303 Class SE, 0.76% due 4/15/2037                         145,817
                                                    Ginnie Mae Trust Class IO (a):
                                       9,545,967        Series 2005-9, 0.778% due 1/16/2045                               467,396
                                       7,827,342        Series 2005-76, 0.882% due 9/16/2045                              421,011
                                       7,793,744        Series 2005-90, 0.912% due 11/16/2045                             400,992

                                                    Total Government Agency Mortgage-Backed
                                                    Securities - Collateralized Mortgage Obligations
                                                    (Cost - $2,240,100) - 4.9%                                          2,390,849


                                                    Non-Government Agency Mortgage-Backed Securities +
Collateralized Mortgage                  827,871    ABN AMRO Mortgage Corp. Series 2003-2 Class
Obligations - 25.5%                                 2A1, 6.005% due 3/25/2018 (a)                                         826,469
                                                    Banc of America Mortgage Securities Inc.:
                                       1,002,808        Series 2004-C Class 2A1, 3.703% due 4/25/2034 (a)                 976,166
                                         540,778        Series 2004-E Class 1A1, 5.495% due 6/25/2034 (a)(h)              543,851
                                         500,000        Series 2007-3 Class 1A1, 6% due 9/25/2037                         488,203
                                         543,071    Countrywide Alternative Loan Trust Series 2004-2CB
                                                    Class 1A4, 5.45% due 3/25/2034 (a)                                    541,178
                                                    Countrywide Home Loan Mortgage Pass-Through Trust (a):
                                         500,708        Series 2004-J2 Class A2, 5.55% due 3/25/2034                      497,712
                                       1,157,813        Series 2004-J7 Class 1A1, 5.50% due 8/25/2034                   1,153,208
                                         507,865    First Horizon Asset Securities, Inc. Series 2003-4
                                                    Class 2A2, 5.955% due 6/25/2018 (a)                                   505,820
                                         478,501    GSR Mortgage Loan Trust Series 2005-AR5 Class
                                                    2A3, 5.168% due 10/25/2035 (a)                                        474,453
                                         520,866    Homebanc Mortgage Trust Series 2005-4 Class A1,
                                                    5.775% due 10/25/2035 (a)                                             511,978
                                                    Residential Accredit Loans, Inc. (a):
                                       1,825,406        Series 2004-QS8 Class A4, 5.45% due 6/25/2034                   1,814,462
                                         614,960        Series 2006-QA9 Class A1, 5.685% due 11/25/2036                   601,023
                                                    Residential Funding Mortgage Securities I
                                                    Series 2003-S14 (a):
                                       1,921,001        Class A5, 5.905% due 7/25/2018                                  1,912,866
                                       1,044,544        Class A6, 5.905% due 7/25/2018                                  1,038,103
                                         452,985    Wells Fargo Mortgage Backed Securities Trust Series
                                                    2005-AR10 Class 2A4, 4.11% due 6/25/2035 (a)                          444,704
                                                                                                                    -------------
                                                                                                                       12,330,196

Commercial Mortgage-Backed               250,000    Banc of America Commercial Mortgage, Inc. Series
Securities - 6.7%                                   2007-3 Class A4, 5.838% due 5/10/2017 (a)                             249,266
                                                    Credit Suisse Mortgage Capital Certificates (a):
                                         390,000        Series 2007-C2 Class A3, 5.542% due 1/15/2049                     384,250
                                         400,000        Series 2007-C3 Class A4, 5.723% due 6/15/2039                     401,200
                                         550,000    GMAC Commercial Mortgage Securities, Inc. Series
                                                    2001-C1 Class B, 6.67% due 4/15/2034 (a)(h)                           570,463
                                                    JPMorgan Chase Commercial Mortgage Securities
                                                    Corp. Class A4:
                                         425,000        Series 2006-LDP8, 5.399% due 5/15/2045                            416,643
                                         380,000        Series 2007-CB18, 5.44% due 6/12/2047                             371,758
                                         420,000    LB-UBS Commercial Mortgage Trust Series 2007-C2
                                                    Class A3, 5.43% due 2/15/2040                                         411,065
                                         465,000    Merrill Lynch/Countrywide Commercial Mortgage
                                                    Trust Series 2006-1 Class A4, 5.621% due
                                                    2/12/2039 (a)(d)                                                      460,705
                                                                                                                    -------------
                                                                                                                        3,265,350

                                                    Total Non-Government Agency Mortgage-Backed
                                                    Securities (Cost - $15,705,721) - 32.2%                            15,595,546


Industry                                            Capital Trusts
Capital Markets - 0.8%                   275,000    State Street Capital Trust IV, 6.694% due 6/01/2067 (a)               253,065
                                         110,000    UBS Preferred Funding Trust II, 7.247% (a)(g)                         117,482
                                                                                                                    -------------
                                                                                                                          370,547

Commercial Banks - 2.0%                  265,000    BAC Capital Trust XV, 6.38% due 6/01/2056 (a)                         237,543
                                         275,000    USB Capital IX, 6.189% (a)(g)                                         276,139
                                         450,000    Wachovia Capital Trust III, 5.80% (a)(g)                              448,874
                                                                                                                    -------------
                                                                                                                          962,556

Diversified Financial                    290,000    JPM Chase Capital XXI, 6.558% due 5/15/2077 (a)                       253,494
Services - 0.5%
                                                    Total Capital Trusts  (Cost - $1,683,677) - 3.3%                    1,586,597


                                       Number of
                                     Contracts++    Options Purchased
Put Options Purchased                          2    Pay a fixed rate of 5.95% and receive a floating rate
                                                    based on 3-month LIBOR, expiring August 2007,
                                                    Broker Deutsche Bank AG (b)                                                26

                                                    Total Options Purchased
                                                    (Premiums Paid - $10,630) - 0.0%                                           26

                                                    Total Investments before TBA Sale Commitments
                                                    and Options Written (Cost - $58,044,664) - 118.7%                  57,488,378


                                            Face
                                          Amount    TBA Sale Commitments
                                                    Fannie Mae Guaranteed Pass-Through Certificates:
                                   $   5,400,000        5.50% due 9/15/2037                                           (5,273,651)
                                       1,200,000        6.00% due 9/15/2037                                           (1,198,696)

                                                    Total TBA Sale Commitments (Premiums Received -
                                                    $6,401,152) - (13.3%)                                             (6,472,347)


                                       Number of
                                     Contracts++    Options Written
Call Options Written                           1    Pay a fixed rate of 4.96% and receive a floating rate
                                                    based on 3-month LIBOR, expiring May 2008,
                                                    Broker Deutsche Bank AG (b)                                          (15,669)

Put Options Written                            1    Receive a fixed rate of 5.46% and pay a floating rate
                                                    based on 3-month LIBOR, expiring May 2008,
                                                    Broker Deutsche Bank AG (b)                                          (19,271)

                                                    Total Options Written
                                                    (Premiums Received - $30,875)  - (0.1%)                              (34,940)

                                                    Total Investments net of TBA Sale Commitments
                                                    and Options Written (Cost - $51,612,637) - 105.3%                  50,981,091
                                                    Liabilities in Excess of Other Assets - (5.3%)                    (2,550,061)
                                                                                                                    -------------
                                                    Net Assets - 100.0%                                             $  48,431,030
                                                                                                                    =============


 + Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

++  One contract represents a notional amount of $1,000,000.

(a) Floating rate security.

(b) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

(c) Represents the interest only portion of a mortgage-backed security.

(d) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                   Purchase    Sales     Realized     Interest
    Affiliate                        Cost       Cost       Gain        Income

    BlackRock Liquidity Series,
    LLC Cash Sweep Series             --    $(771,824)*     --       $  40,415
    Merrill Lynch/Countrywide
    Commercial Mortgage Trust
    Series 2006-1 Class A4,
    5.621% due 2/12/2039          $  467,911     --         --       $  10,108

     * Represents net sales cost.


(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f) Represents a "structured note", the interest shown reflects the effective yield at the time of purchase.

(g) The security is a perpetual bond and has no definite maturity date.

(h) All or a portion of security held as collateral in connection with open financial futures contracts.

 o The cost and unrealized appreciation (depreciation) of investments, net of TBA sale commitments and options written, as of August 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $     51,643,998
                                                   ================
    Gross unrealized appreciation                  $      1,264,594
    Gross unrealized depreciation                       (1,927,501)
                                                   ----------------
    Net unrealized depreciation                    $      (662,907)
                                                   ================

 o For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


 o Financial futures contracts purchased as of August 31, 2007 were as follows:

                                                                    Unrealized
    Number of                       Expiration         Face        Appreciation
    Contracts      Issue               Date           Value       (Depreciation)

      10       10-Year U.S.
               Treasury Bond      December 2007    $  1,091,082      $   (613)
      12        5-Year U.S.
               Treasury Bond      December 2007    $  1,280,063            375
                                                                     ---------
    Total Unrealized Depreciation - Net                              $   (238)
                                                                     =========


 o  Financial futures contracts sold as of August 31, 2007 were as follows:

                                                                             Unrealized
    Number of                                  Expiration         Face      Appreciation
    Contracts          Issue                      Date           Value     (Depreciation)
      7       Euro Dollar Futures            September 2007     $ 1,657,665    $     4,047
      72      10-Year U.S. Treasury Bond     September 2007     $ 7,833,214       (49,661)
      7       Euro Dollar Futures            December 2007      $ 1,660,040        (3,597)
      65      2-Year U.S. Treasury Bond      December 2007      $13,387,509       (12,647)
      7       Euro Dollar Futures              March 2008       $ 1,662,540        (6,260)
      5       Euro Dollar Futures              June 2008        $ 1,188,998        (4,066)
      5       Euro Dollar Futures            September 2008     $ 1,189,648        (3,353)
      5       Euro Dollar Futures            December 2008      $ 1,189,760        (2,741)
      5       Euro Dollar Futures              March 2009       $ 1,189,748        (2,066)
      4       Euro Dollar Futures              June 2009        $   951,413        (1,488)
      4       Euro Dollar Futures            September 2009     $   951,038        (1,463)
      4       Euro Dollar Futures            December 2009      $   950,563        (1,338)
      4       Euro Dollar Futures              March 2010       $   950,213        (1,288)
                                                                               -----------
    Total Unrealized Depreciation - Net                                        $  (85,921)
                                                                               ===========

  o Swaps outstanding as of August 31, 2007 were as follows:

                                                                   Unrealized
                                                  Notional        Appreciation
                                                   Amount        (Depreciation)

    Receive a fixed rate of 5.39% and
    pay a floating rate based on
    3-month USD LIBOR

    Broker, Deutsche Bank AG
    Expires July 2009                            $  3,905,000      $    34,641

    Receive a fixed rate of 4.4325% and
    pay a floating rate based on
    3-month STIBOR

    Broker, Deutsche Bank AG
    Expires August 2009                          $  2,880,861          (1,956)

    Sold credit default protection on
    Fannie Mae and receive 0.18%

    Broker, Lehman Brothers Inc.
    Expires March 2010                           $  1,000,000              538

    Sold credit default protection on
    Freddie Mac and receive 0.15%

    Broker, Lehman Brothers Inc.
    Expires June 2010                            $  4,000,000             (72)

    Sold credit default protection on
    Fannie Mae and receive 0.48%

    Broker, Deutsche Bank AG London
    Expires June 2010                            $  2,000,000            7,202

    Receive a fixed rate of 5.036% and
    pay off a floating rate based on
    3-month LIBOR

    Broker, Citibank N.A.
    Expires June 2010                            $  4,000,000           17,198

    Pay a fixed rate of 4.9335% and
    receive a floating rate based on
    3-month LIBOR

    Broker, JPMorgan Chase
    Expires March 2012                           $  3,200,000            1,703

    Pay a fixed rate of 5.29966% and
    receive a floating rate based on
    3-month USD LIBOR

    Broker, Deutsche Bank AG
    Expires May 2014                             $  3,725,000         (48,272)

    Pay a fixed rate of 5.225% and
    receive a floating rate based on
    3-month LIBOR

    Broker, Deutsche Bank AG
    Expires January 2017                         $    200,000            (372)

    Pay a fixed rate of 5.725% and
    receive a floating rate based on
    3-month LIBOR

    Broker, Deutsche Bank AG
    Expires June 2017                            $  1,300,000         (50,070)

    Receive a fixed rate of 5.478% and
    pay a floating rate based on
    3-month USD LIBOR

    Broker, Deutsche Bank AG
    Expires August 2017                          $  1,800,000           35,009

    Receive a fixed rate of 5.355% and
    pay a floating rate based on
    3-month USD LIBOR

    Broker, Deutsche Bank AG
    Expires August 2107                          $  3,000,000           29,669

    Sold credit default protection on
    Wachovia Bank Commercial
    Mortgage Trust and receive 1.10%

    Broker, Lehman Brothers Inc.
    Expires October 2044                         $    600,000         (59,207)

    Sold credit default protection on
    Wachovia Bank Commercial
    Mortgage Trust and receive 1.05%

    Broker, Lehman Brothers Inc.
    Expires December 2044                        $    600,000         (57,186)
                                                                   -----------
    Total                                                          $  (91,175)
                                                                   ===========


Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC


Date: October 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Chief Executive Officer (principal executive officer) of
       BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC


Date: October 22, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer (principal financial officer) of
       BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC


Date: October 22, 2007